Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Intangible Assets

	Goodwill	Future servicing rights	Software	Other	Total

Net book value

On January 1, 2023	316	59	21	25	420

Additions	-	122	41	3	166

Amortization through income statement	-	(11)	(8)	(2)	(21)

Business combinations, disposals and other changes	(18)	(38)	(5)	8	(54)

Net exchange differences	(6)	-	-	-	(7)
On December 31, 2023	291	131	48	33	504

Gross carrying value	411	298	71	56	835

Accumulated amortization, depreciation and impairment losses	(120)	(166)	(23)	(23)	(331)
Net book value 2023	291	131	48	33	504

Net book value

On January 1, 2022	391	68	83	43	585

Additions	-	-	20	6	26

Amortization through income statement	-	(9)	(16)	(5)	(30)

Business combinations, disposals and other changes	11	(1)	(27)	12	(5)

Net exchange differences	10	1	(2)	-	9

Transfers to disposal groups	(97)	-	(37)	(32)	(165)
On December 31, 2022	316	59	21	25	420

Gross carrying value	487	344	85	46	963

Accumulated amortization, depreciation and impairment losses	(171)	(286)	(64)	(21)	(543)
Net book value 2022	316	59	21	25	420

Summary of Geographically Cash-generating Units to Goodwill
A summary of the cash-generating units to which the goodwill is allocated is as follows:

	2023	2022

Americas	201	208

United Kingdom	56	54

International	-	18

Asset Management	34	35

On December 31	291	316